Cover	Dec. 08, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed solely to make certain typographic corrections to the section numbering in Exhibit 10.1 of the Current Report on Form 8-K of AEye, Inc. that was filed with the Securities and Exchange Commission on December 9, 2021 (the “Original Form 8-K”). No other modifications to the Original Form 8-K, or the exhibits filed thereto, are being made by this Form 8-K/A. This Form 8-K/A speaks as of the original filing date of the Original Form 8-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Form 8-K, except as otherwise set forth in this Form 8-K/A.
Document Period End Date	Dec. 08, 2021
Entity File Number	001-39699
Entity Registrant Name	AEYE, INC.
Entity Central Index Key	0001818644
Entity Tax Identification Number	37-1827430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(925)
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIDR
Security Exchange Name	NASDAQ
Warrants to receive one share of Common Stock
Title of 12(b) Security	Warrants to receive one share of Common Stock
Trading Symbol	LIDRW
Security Exchange Name	NASDAQ